Expense Example - FidelityFreedomBlendFunds-K6ComboPRO - FidelityFreedomBlendFunds-K6ComboPRO - Fidelity Freedom Blend 2030 Fund - Fidelity Freedom Blend 2030 Fund - Class K6	Sep. 08, 2023 USD ($)
Expense Example:
1 year	$ 27
3 years	84
5 years	146
10 years	$ 331